Other operating items - Other Operating Items (Details) $ in Millions		1 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended
		Jun. 30, 2021 USD ($)	Feb. 22, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($) rig
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Gain on disposals			$ 2	$ 1	$ 14	$ 47
Impairment of long lived assets		$ (152)	0	0	0	(152)
Other operating income (1)	[1]		0	0	0	54
Total other operating items			$ 2	$ 1	$ 14	$ (51)
Number of rigs disposed of | rig						7
War risk insurance rebate						$ 22
West Bollsta
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Pre petition liability write off						19
Aquadrill
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Pre petition liability write off						$ 8

[1]	Includes revenue received from related parties of $298 million, $216 million, $19 million and $189 million, and costs paid to related parties of nil, nil, $3 million, and $70 million for the year ended December 31, 2023, periods February 23, 2022 through December 31, 2022 (Successor), January 1, 2022 through February 22, 2022, and the year ended December 31, 2021 (Predecessor), respectively. Refer to Note 26 – "Related party transactions" for further details.